Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13002839

RECEIVED SEC

SEP 16 2013

Washington, DC 20549

001-16269

September 16, 2013

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMÉRICA MÓVIL, S.A.B. DE C.V., Floating Rate Senior Notes due 2016 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 16, 2013. Tentative listing date – September 18, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com